Document And Entity Information	9 Months Ended
Sep. 30, 2025
Document Information Line Items
Entity Central Index Key	0002062440
Document Type	F-1
Entity Registrant Name	Kyivstar Group Ltd.
Entity Incorporation, State or Country Code	D0
Entity Address, Address Line One	Unit 517
Entity Address, Address Line Two	Level 5Index Tower
Entity Address, City or Town	United Arab Emirates
Entity Address, Country	AE
City Area Code	+971
Local Phone Number	4 433 1145
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Business Contact
Document Information Line Items
Entity Address, Address Line One	122 East 42nd Street
Entity Address, Address Line Two	18th Floor
Entity Address, City or Town	New York
City Area Code	212
Local Phone Number	947-7200
Contact Personnel Name	Cogency Global Inc.
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10168